SEGMENT REPORTING (Revenue and Property and Equipment, by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 90,291	$ 68,801	$ 56,338
Property and equipment, net	4,840	2,325
US
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	81,882	62,760	50,837
Property and equipment, net	3,051	595
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,039	518	311
APAC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,151	2,636	2,657
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,515	1,463	1,645
LATAM
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,704	1,424	$ 888
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	1,495	1,625
Rest of the World
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 294	$ 105